Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 020
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

Ashland Union Employee Savings Plan

Employer Identification Number 20-0865835
Plan Number 020

Schedule H; Line 4i - Schedule of Assets (Held at End of Year) (Unaudited)

December 31, 2025
($ in thousands)

(a)	(b)	(c)	(d)	(e)
	Identity of Issue	Description of Investment	Cost^	Current Value
*	Participant Loans	1-5 Years, interest 4.25% - 9.50%	$—	$808

*	Indicates parties-in-interest to the Plan
^	Required for nonparticipant-directed investments only